Computation of Basic and Diluted Earning Per Ordinary Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Computation Of Earnings Per Share Line Items
Net income	$ 45,817	$ 100,432	$ 57,912
Preferred share dividends	(753)	(7,208)	(7,210)
Distributed and undistributed earnings to participating securities		(27,513)	(12,676)
Net income available to ordinary shareholders - basic	45,064	65,711	38,026
Preferred share dividends	753
Net income available to ordinary shareholders - diluted	$ 45,817	$ 65,711	$ 38,026
Weighted-average ordinary shares outstanding - basic	52,395,427	36,000,000	36,000,000
Potential ordinary shares	1,913,091	2,974,953	2,585,664
Weighted-average ordinary shares outstanding - diluted	54,308,518	38,974,953	38,585,664
Earnings per ordinary share - basic	$ 0.86	$ 1.83	$ 1.06
Earnings per ordinary share - diluted	$ 0.84	$ 1.69	$ 0.99